Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2025	Sep. 30, 2024
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years	4 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	6 years	6 years
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the lease term or the estimated useful life of the assets	Shorter of the lease term or the estimated useful life of the assets